Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.00%	100.00%	1.00%
Weighted average fair value per option granted	$ 16.89	$ 19.82	$ 23
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 29.16	$ 28.76	$ 31.06
Risk-free interest rates, Minimum	3.50%	1.52%	1.09%
Expected exercise multiple	2.2	2.2	2.2
Expected volatility, Minimum	51.00%	52.00%	51.00%
Weighted average fair value per option granted	$ 4.12	$ 3.83	$ 10.51
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 35.87	$ 39.35	$ 119.82
Risk-free interest rates, Maximum	4.72%	3.91%	1.62%
Expected exercise multiple	2.8	2.8	2.8
Expected volatility, Maximum	54.19%	54.00%	52.00%
Weighted average fair value per option granted	$ 18.91	$ 21.32	$ 60.83